CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 16,274	$ 17,805
Cryptocurrencies	2,084,330	141,888
Prepayments	343,597	18,196,425
Security deposits	660,552	1,151,851
Goods and services tax receivable	349,960	349,960
Total current assets	3,572,925	23,928,794
NON-CURRENT ASSETS
Plant and equipment, net	7,373,205	8,026,130
Long-term investment	2,389,698	3,000,000
Total non-current assets	9,762,903	11,026,130
Total assets	13,335,828	34,954,924
CURRENT LIABILITIES
Loans from third party	819,000
Convertible debenture, net	770,467
Accounts payable	667,912
Other payables and accrued liabilities	331,046	299,968
Total current liabilities	2,588,425	299,968
NON-CURRENT LIABILITIES
Convertible debenture, net	486,332
Total non-current liabilities	486,332
Total liabilities	3,074,757	299,968
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' EQUITY
Ordinary shares, $0.3 par value, 10,000,000 shares authorized, 3,381,092 and 3,061,910 shares issued and outstanding as of June 30, 2023 and 2022, respectively	1,014,328	918,573
Additional paid-in capital	73,446,519	69,719,807
Accumulated deficit	(64,199,776)	(35,983,424)
Total Bit Origin Ltd shareholders' equity	10,261,071	34,654,956
Total equity	10,261,071	34,654,956
Total liabilities and shareholders' equity	13,335,828	34,954,924
Related Party
CURRENT ASSETS
Other receivables	$ 118,212	3,715,962
Nonrelated Party
CURRENT ASSETS
Other receivables		$ 354,903